Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		Jan. 01, 2019	Mar. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Right-of-use asset				$ 50,200
Operating lease, liability				$ 53,800
GMH
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Parents interest, controlling				73.00%
Huawaei Marine Network
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Parents interest, controlling				19.00%
CGI | Insurance
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable, related parties				$ 2,600
CGI | Insurance | Subsequent Event
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Related party transaction, overpayment of amount due			$ 2,400
Minimum | Buildings and Leasehold Improvements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Useful lives				5 years
Minimum | Equipment, Furniture and Fixtures
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Useful lives				3 years
Minimum | Plant and Transportation Equipment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Useful lives				3 years
Maximum | Buildings and Leasehold Improvements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Useful lives				40 years
Maximum | Equipment, Furniture and Fixtures
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Useful lives				15 years
Maximum | Plant and Transportation Equipment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Useful lives				20 years
Licensing Agreements
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Renewal period				8 years
Accounting Standards Update 2016-02
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Right-of-use asset		$ 39,700
Operating lease, liability		43,000
Operating lease, impairment loss		5,100
Cumulative effect of new accounting principle	[1]	(5,000)
Accounting Standards Update 2016-02 | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative effect of new accounting principle	[1]	(4,300)
Accounting Standards Update 2017-11
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative effect of new accounting principle	[1]	2,900
Accounting Standards Update 2017-11 | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative effect of new accounting principle	[1]	$ (3,700)

[1]	See Note 2. Summary of Significant Accounting Policies for further information about adjustments resulting from the Company’s adoption of new accounting standards in 2019 and 2018, respectively